Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2022	¥ 470	$ 74
2023	356	56
2024	291	46
2025	222	35
2026	¥ 144	$ 23